Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Research and development accrued expenses	$ 12,129	$ 6,626	$ 2,060
Accrued offering costs	0	1,301	576
Accrued bonus	793	3,429	1,113
Accrued vacation		344	249
Other liabilities	1,478	1,824
Other liabilities		1,480	578
Total accrued liabilities	$ 14,400	$ 13,180	$ 4,576